Advertising and Promotional Expenses, included in Sales and Marketing Expenses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
ADVERTISING AND PROMOTIONAL EXPENSES, INCLUDED IN SALES AND MARKETING EXPENSES [Abstract]
Advertising and promotional expenses	$ 211.1	$ 238.7	$ 248.9